An age analysis of past due loans receivable as of March 31, 2021 and December 31, 2020 is below. At March 31, 2021 and December 31, 2020, there were no loans over 90 days past due that were accruing. (Details) - USD ($)
$ in Thousands
	Mar. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 594,454	$ 575,566
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	478,307	462,329
Commercial Borrower [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	90,732	86,010
Commercial Borrower [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	191,156	179,381
Real Estate Investment [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	28,798	25,031
Residential Real Estate [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	218,256	222,980
Multifamily [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	20,488	16,569
Farmland [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	19,609	18,368
Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,216	4,450
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	19,521	20,632
Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 1,678	$ 2,145